Cover	6 Months Ended
Jun. 30, 2026
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2026
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-43042
Entity Registrant Name	ATLAS CRITICAL MINERALS CORPORATION
Entity Central Index Key	0001684688
Entity Address, Address Line One	Rua Antônio de Albuquerque
Entity Address, Address Line Two	156, Suite 1720
Entity Address, City or Town	Belo Horizonte
Entity Address, Country	BR
Entity Address, Postal Zip Code	30112-010